Net Income (loss) per Common Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						9 Months Ended
	Mar. 28, 2025	Dec. 27, 2024	Sep. 27, 2024	Mar. 29, 2024	Dec. 29, 2023	Sep. 29, 2023	Mar. 28, 2025	Mar. 29, 2024	Feb. 21, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Percent distribution of shares									80.10%
Shares issued (in shares)	145,000						145,000		145,000,000
Par value (in dollars per share)	$ 0.01						$ 0.01		$ 0.01
Net Income (Loss)	$ (1,933)	$ 104	$ 211	$ 27	$ (301)	$ (518)	$ (1,618)	$ (792)
Weighted average shares outstanding:
Basic (in shares)							145,000,000	145,000,000
Diluted (in shares)							145,000,000	145,000,000
Net income (loss) per common share:
Basic (in dollars per share)							$ (11.16)	$ (5.46)
Diluted (in dollars per share)							$ (11.16)	$ (5.46)
Dilutive weighted-average shares							2,000,000	0
Western Digital Corporation
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Percent distribution of shares									80.10%